ACQUISITION (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues	$ 6,033	$ 6,753	$ 13,393	$ 13,517
Net income (loss)	(5,917)	(3,459)	(5,905)	(8,386)
Eclat Pharmaceuticals [Member]
Revenues			157
Net income (loss)			$ (2,546)